21. Borrowings - Movements of Liabilities Reconcile to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements of liabilities reconcile to cash flows arising from financing activities
Balance at beginning of period	€ 2,383	€ 4,773
Proceeds from borrowings	0	562	€ 0
Repayment of borrowings	(2,128)	(3,277)	(2,917)
Changes from financing cash flows	(2,128)	(2,715)
Changes in capitalized borrowing costs, net	68	325
Other Changes	68	325
Balance at end of period	€ 323	€ 2,383	€ 4,773